Shareholder Report, Average Annual Return (Details) 1014035_Franklin FTSE Germany ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Germany ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE Germany ETF (NAV)
Average Annual Return, Percent	8.20%	6.26%	4.88%
FTSE Germany Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Germany Index-NR
Average Annual Return, Percent	7.93%	5.96%	4.67%
FTSE Germany Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Germany Capped Index-NR
Average Annual Return, Percent	7.93%	5.96%	4.67%